Company Balance Sheet Movement of Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 1,929	$ 4,446	$ 4,409
(Loss) Profit for the period	(1,048)	(1,523)	2,033
Other comprehensive income (expense) for the period	(6)	16	16
Total comprehensive (expense) income	(1,058)	(1,507)	2,049
Exercise of share options	12	6	28
Share-based compensation of the Company	4	9	14
Dividends to equity holders of the Company		(1,025)	(2,054)
Ending balance	888	1,929	4,446
Cash flow hedge fair value adjustment	(4)	0	0
Capital reserve
Beginning balance	87	87	87
Ending balance	87	87	87
Share premium
Beginning balance	1,498	1,491	1,457
Exercise of share options	12	6	28
Transfer to share premium upon exercise of share options	5	1	6
Ending balance	1,515	1,498	1,491
Share-based compensation reserves
Beginning balance	97	97	92
Transfer to share premium upon exercise of share options	(5)	(1)	(6)
Forfeiture of share options	(2)	(8)	(3)
Share-based compensation of the Company	4	9	14
Ending balance	95	97	97
Currency translation reserve
Beginning balance	4	(12)	(28)
Other comprehensive income (expense) for the period	(6)	16	16
Total comprehensive (expense) income	(6)	16	16
Ending balance	(2)	4	(12)
Hedge reserve
Total comprehensive (expense) income	(4)
Ending balance	(4)
Cash flow hedge fair value adjustment	(4)
Retained earnings/ (accumulated losses)
Beginning balance	156	2,696	2,714
(Loss) Profit for the period	(1,048)	(1,523)	2,033
Total comprehensive (expense) income	(1,048)	(1,523)	2,033
Forfeiture of share options	2	8	3
Dividends to equity holders of the Company		(1,025)	(2,054)
Ending balance	(890)	156	2,696
Parent Company [Member]
Beginning balance	1,932
Ending balance	1,935	1,932
Parent Company [Member] | Reserves [Member]
Beginning balance	1,851	1,738	1,954
(Loss) Profit for the period	(4)	1,120	1,792
Other comprehensive income (expense) for the period	(5)	3	4
Total comprehensive (expense) income	(13)	1,123	1,796
Exercise of share options	12	6	28
Share-based compensation of the Company	4	9	14
Dividends to equity holders of the Company		(1,025)	(2,054)
Ending balance	1,854	1,851	1,738
Cash flow hedge fair value adjustment	(4)
Parent Company [Member] | Capital reserve
Beginning balance	106	106	106
Ending balance	106	106	106
Cash flow hedge fair value adjustment	0
Parent Company [Member] | Share premium
Beginning balance	1,498	1,491	1,457
Exercise of share options	12	6	28
Transfer to share premium upon exercise of share options	5	1	6
Ending balance	1,515	1,498	1,491
Cash flow hedge fair value adjustment	0
Parent Company [Member] | Share-based compensation reserves
Beginning balance	58	58	53
Transfer to share premium upon exercise of share options	(5)	(1)	(6)
Forfeiture of share options	(2)	(8)	(3)
Share-based compensation of the Company	4	9	14
Ending balance	55	58	58
Cash flow hedge fair value adjustment	0
Parent Company [Member] | Currency translation reserve
Beginning balance	(11)	(14)	(18)
Other comprehensive income (expense) for the period	(5)	3	4
Total comprehensive (expense) income	(5)	3	4
Ending balance	(16)	(11)	(14)
Cash flow hedge fair value adjustment	0
Parent Company [Member] | Hedge reserve
Total comprehensive (expense) income	(4)
Ending balance	(4)
Cash flow hedge fair value adjustment	(4)
Parent Company [Member] | Retained earnings/ (accumulated losses)
Beginning balance	200	97	356
(Loss) Profit for the period	(4)	1,120	1,792
Total comprehensive (expense) income	(4)	1,120	1,792
Forfeiture of share options	2	8	3
Dividends to equity holders of the Company		(1,025)	(2,054)
Ending balance	198	$ 200	$ 97
Cash flow hedge fair value adjustment	$ 0